UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
              P.O. Box 896
              Harbour Centre, 2nd Floor
              North Church Street
              Grand Cayman
              Cayman Islands
              British West Indies

13F File Number:  028-10586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Director
Phone:    (212) 507-9782

Signature, Place and Date of Signing:


 /s/ Michael A. Karsch             New York, NY               August 14, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

  [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

          Form 13F File Number          Name
          --------------------          -----------------------------
          028- 10078                    Karsch Capital Management, LP





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